Risk Management - Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets - Contractual cash inflows
Equity securities		¥ 605,996	¥ 422,780
Debt securities		1,523,748	1,391,310
Loans	[1]	608,920	450,251
Term deposits		535,260	559,341
Statutory deposits - restricted		6,333	6,333
Securities purchased under agreements to resell		4,467	9,905
Accrued investment income		41,703	48,402
Premiums receivable		17,281	15,648
Cash and cash equivalents		53,306	50,809	¥ 48,586	¥ 67,046
Subtotal		3,397,014	2,954,779
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		2,552,736	2,216,031
Investment contracts	[1]	267,804	255,434
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		118,088	192,141
Financial liabilities at fair value through profit or loss		3,859	2,680
Annuity and other insurance balances payable		51,019	49,465
Interest-bearing loans and other borrowings		20,045	20,150
Bonds payable		34,990
Lease liabilities		3,091
Subtotal		3,051,632	2,735,901
Net cash inflow/(outflow)		345,382	218,878
Without maturity [member]
Financial assets - Contractual cash inflows
Equity securities		605,996	422,780
Subtotal		605,996	422,780
Financial and insurance liabilities - Contractual cash outflows
Financial liabilities at fair value through profit or loss		(3,859)	(2,680)
Subtotal		(3,859)	(2,680)
Net cash inflow/(outflow)		602,137	420,100
Not later than one year [member]
Financial assets - Contractual cash inflows
Term deposits		107,039	158,920
Statutory deposits - restricted		180	500
Undiscounted cash flow [member] | Not later than one year [member]
Financial assets - Contractual cash inflows
Debt securities		107,632	80,801
Loans		232,715	182,978
Term deposits		119,827	172,525
Statutory deposits - restricted		479	782
Securities purchased under agreements to resell		4,467	9,905
Accrued investment income		40,710	47,834
Premiums receivable		17,281	15,648
Cash and cash equivalents		53,306	50,809
Subtotal		576,417	561,282
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		179,925	197,289
Investment contracts		(24,020)	(13,098)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		(118,088)	(192,141)
Annuity and other insurance balances payable		(51,019)	(49,465)
Interest-bearing loans and other borrowings		(4,776)	(16,977)
Bonds payable		(332)
Lease liabilities		(1,331)
Subtotal		(19,641)	(74,392)
Net cash inflow/(outflow)		556,776	486,890
Undiscounted cash flow [member] | Later than 1 year and not later than 3 years [member]
Financial assets - Contractual cash inflows
Debt securities		319,656	290,449
Loans		174,260	101,149
Term deposits		184,707	145,634
Statutory deposits - restricted		2,315	739
Accrued investment income		561	540
Subtotal		681,499	538,511
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		209,603	222,170
Investment contracts		(29,900)	(10,293)
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(1,572)	(3,798)
Bonds payable		(2,996)
Lease liabilities		(1,491)
Subtotal		173,644	208,079
Net cash inflow/(outflow)		855,143	746,590
Undiscounted cash flow [member] | Later than 3 years and not later than 5 years [member]
Financial assets - Contractual cash inflows
Debt securities		250,805	298,644
Loans		117,001	88,718
Term deposits		294,477	237,508
Statutory deposits - restricted		4,594	6,005
Accrued investment income		432	28
Subtotal		667,309	630,903
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(35,264)	(13,489)
Investment contracts		23,462	(11,422)
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(16,111)
Bonds payable		(37,996)
Lease liabilities		(440)
Subtotal		(66,349)	(24,911)
Net cash inflow/(outflow)		600,960	605,992
Undiscounted cash flow [member] | Later than five years [member]
Financial assets - Contractual cash inflows
Equity securities		0
Debt securities		1,701,886	1,417,910
Loans		191,290	172,050
Term deposits		8,087	77,961
Subtotal		1,901,263	1,667,921
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(5,015,173)	(4,391,739)
Investment contracts		(606,662)	(629,318)
Financial and insurance liabilities - Contractual cash outflows
Lease liabilities		(74)
Subtotal		(5,621,909)	(5,021,057)
Net cash inflow/(outflow)		¥ (3,720,646)	¥ (3,353,136)

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.